Taxes - Schedule of Provision for Income Taxes (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Current:
PRC			¥ (328,319)
Total current tax (benefit) expense			(328,319)
Deferred:
PRC	211,327	1,457,734	823,197
Total deferred tax (benefit) expense	211,327	1,457,734	823,197
Total income tax (benefit) expense	$ 211,327	¥ 1,457,734	¥ 494,878